Amounts Receivable and Prepaids (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Receivables [Abstract]
Provision for uncertainty of collection	$ 300	$ 4,500
Provisions on sales tax payable	$ 0	$ 2,300